Transactions with related parties (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Assets
Loans and advances to banks		R$ 585,191	R$ 724,369
Securities and derivative financial instruments		35,282	0
Other assets		376,015	3,572
Liabilities
Customer and financial institution resources		4,119,070	1,348,715
Securities and subordinated debt securities		9,366,453	8,028,039
Other liabilities	[1]	11,648,381	11,130,847
Controllers
Assets
Loans and advances to banks	[2]	0	0
Securities and derivative financial instruments	[2]	16,015	0
Other assets	[2]	9	0
Liabilities
Customer and financial institution resources	[2]	2,899,619	903,590
Securities and subordinated debt securities	[2]	8,569,271	6,632,932
Other liabilities	[1],[2]	1,541,011	2,302,970
Associates and Jointly controlled companies
Assets
Loans and advances to banks	[3]	585,191	724,369
Securities and derivative financial instruments	[3]	19,267	0
Other assets	[3]	326,762	3,572
Liabilities
Customer and financial institution resources	[3]	1,098,865	347,816
Securities and subordinated debt securities	[3]	0	0
Other liabilities	[1],[3]	10,101,886	8,827,877
Key Management Personnel
Assets
Loans and advances to banks	[4]	0	0
Securities and derivative financial instruments	[4]	0	0
Other assets	[4]	49,244	0
Liabilities
Customer and financial institution resources	[4]	120,586	97,309
Securities and subordinated debt securities	[4]	797,182	1,395,107
Other liabilities	[1],[4]	R$ 5,484	R$ 0

[1]	Includes interest on shareholders' equity and dividends payable.
[2]	Cidade de Deus Cia. Coml. de Participacoes, Fundacao Bradesco, NCF Participacoes S.A., BBD Participacoes S.A. and Nova Cidade de Deus Participacoes S.A.;
[3]	Companies listed in Note 32;
[4]	Members of the Board of Directors and the Board of Executive Officers;